RELATED PARTY TRANSACTIONS AND BALANCES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries, bonuses, fees and benefits	$ 159,457	$ 91,470	$ 73,031
Share-based payments	718,646	106,600	91,890
Members of the Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Salaries, bonuses, fees and benefits	191,575	72,019	64,359
Share-based payments	400,000
Other members of key management [Member]
Disclosure of transactions between related parties [line items]
Salaries, bonuses, fees and benefits	55,071	34,581	27,531
Share-based payments	$ 72,000